U.S. Bancorp Fund Services LLC
2020 East Financial Way
Suite 100
Glendora, CA 91741

April 30, 2008

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:	Masters’ Select Funds Trust
File Nos.: 333-10015 and 811-07763

Dear Sir or Madam:

Transmitted herewith via EDGAR on behalf of Masters’ Select Funds Trust (the “Trust”), please find the Trust’s Post-Effective Amendment (“PEA”) No. 40 to its Registration Statement on Form N-1A.  This PEA is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), for the following reasons:

(1)
To incorporate changes made in response to comments received by the Securities and Exchange Commission (“SEC”) staff on the Trust’s PEA No. 38 to its Registration Statement pursuant to Rule 485(a) under the 1933 Act filed on February 29, 2008.  (NOTE:  This PEA No. 40 is being filed to become effective simultaneously with PEA No. 38.  Additionally, the Trust filed a separate correspondence on April 28, 2008 specifically addressing the SEC staff’s comments to PEA No. 38 (accession number 0000894189-08-001332).

(2)
To reflect the addition of two new sub-advisors:  (a) Sands Capital Management, LLC which started managing Masters’ Select Equity Fund and Masters’ Select Focused Opportunities Fund on April 2, 2008 and (b) Turner Investment Partners, Inc., which started managing Masters’ Select Equity Fund on April 2, 2008.  (NOTE:  A PEA will be filed pursuant to Rule 485(a) under the 1933 Act next year to provide the SEC staff with the opportunity to provide comments on the new sub-advisors’ disclosure.)

(3)	To add the audited financial statements and certain other related financial and performance information for the fiscal period ended December 31, 2007, as well as to make other non-material changes.

If you have any questions concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards

Elaine E. Richards, Esq.
For U.S. Bancorp Fund Services, LLC